Share capital (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 10, 2018	Jul. 05, 2018	Aug. 10, 2017	Mar. 07, 2016	Jan. 12, 2016
Common Stock Reserved For Future Issuance Amount			$ 630			$ 10,700	$ 6,900
Stock Issued During Period, Shares, New Issues			291,833
Proceeds from Issuance of Common Stock		$ 5,392	$ 8,487
Lincoln Park Capital Fund, LLC Asset Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues			494,453
Proceeds from Issuance of Common Stock			$ 967
Aggregate Value Of Common Shares Allowed To Purchase Under Asset Purchase Agreement								$ 20,000
B. Riley FBR At Market Issuance Sales Agreement [Member]
Common Stock Reserved For Future Issuance Amount				$ 30,000
Stock Issued During Period, Shares, New Issues		1,361,691
Proceeds from Issuance of Common Stock		$ 5,392
Maximum Amount Reserved For Future issuance of Common Stock				$ 13,000
B. Riley FBR At Market Issuance Sales Agreement [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues	2,970,781
Proceeds from Issuance of Common Stock	$ 6,347
Potential Offering [Member]
Common Stock Reserved For Future Issuance Amount					$ 250,000
FBR Capital Markets Co And MLV Co. LLC [Member]
Common Stock Reserved For Future Issuance Amount			$ 6,890				$ 6,900
Stock Issued During Period, Shares, New Issues			1,666,765